Allowance for Loan Losses - Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	$ 2,137,704	$ 2,276,160	$ 2,291,122
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	478,734	556,966	551,396
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	415,875	479,983	501,605
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	37,064	36,233	26,062
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	25,372	40,750	23,729
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	423
CRE Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	468,442	527,825	604,361
CRE Owner Occupied [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	407,486	456,576	515,555
CRE Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	17,741	19,955	24,483
CRE Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	41,051	51,294	64,323
CRE Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	2,164
CRE Non-Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	576,084	584,857	626,795
CRE Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	550,426	544,645	567,295
CRE Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	9,464	24,885	30,013
CRE Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	16,194	15,327	29,487
Land and Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	64,306	55,919	95,474
Land and Development [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	61,303	32,791	42,268
Land and Development [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	494		5,799
Land and Development [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	2,509	23,128	47,407
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	188,478	207,720	224,517
Home Equity Lines of Credit [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	181,796	200,429	218,066
Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	6,682	7,291	6,451
Home Equity Term Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	25,279	30,842	41,470
Home Equity Term Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	24,016	29,561	40,138
Home Equity Term Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	1,263	1,281	1,332
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	305,552	273,413	100,438
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	299,625	265,139	94,681
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	5,927	8,274	5,757
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	30,829	38,618	46,671
Other [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	29,994	37,561	44,821
Other [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	809	1,057	1,850
Other [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	$ 26